Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,657	$ 1,648
Acquisitions (note 3)	2,301
Additions	665	174
Amortization	(510)	(178)
Foreign exchange	(9)	14
Disposals	(4)	(1)
Transfers	0	0
Property, plant and equipment at end of period	4,100	1,657
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	(506)	(175)
Selling, general and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	(4)	(3)
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,047
Property, plant and equipment at end of period	6,954	4,047
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,390)
Property, plant and equipment at end of period	(2,854)	(2,390)
Manufacturing plant, equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,449	1,435
Acquisitions (note 3)	2,163
Additions	472	117
Amortization	(497)	(165)
Foreign exchange	(8)	13
Disposals	(4)	(1)
Transfers	176	50
Property, plant and equipment at end of period	3,751	1,449
Manufacturing plant, equipment and machinery | OSB mill
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	276
Manufacturing plant, equipment and machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,738
Property, plant and equipment at end of period	6,500	3,738
Manufacturing plant, equipment and machinery | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,289)
Property, plant and equipment at end of period	(2,749)	(2,289)
Construction- in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	138	141
Acquisitions (note 3)	118
Additions	173	47
Amortization	0	0
Foreign exchange	(1)	0
Disposals	0	0
Transfers	(176)	(50)
Property, plant and equipment at end of period	252	138
Construction- in-progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	138
Property, plant and equipment at end of period	252	138
Construction- in-progress | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Roads and bridges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	37	39
Acquisitions (note 3)	0
Additions	17	10
Amortization	(13)	(13)
Foreign exchange	0	1
Disposals	0	0
Transfers	0	0
Property, plant and equipment at end of period	41	37
Roads and bridges | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	132
Property, plant and equipment at end of period	140	132
Roads and bridges | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(95)
Property, plant and equipment at end of period	(99)	(95)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	33	33
Acquisitions (note 3)	20
Additions	3	0
Amortization	0	0
Foreign exchange	0	0
Disposals	0	0
Transfers	0	0
Property, plant and equipment at end of period	56	33
Other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	39
Property, plant and equipment at end of period	62	39
Other | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6)
Property, plant and equipment at end of period	$ (6)	$ (6)